LOANS (covered) - Changes in Covered Other Real Estate Owned (Detail) (Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 35,257	$ 12,916	$ 0
Additions	49,633	32,064	12,916
Disposals	34,542	9,280	0
Write-downs	5,530	443	0
Balance at end of period	44,818	35,257	12,916
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	46,880	22,237	12,916
Disposals	26,693	4,744	0
Write-downs	4,407	414	0
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	2,753	9,827	0
Disposals	7,849	4,536	0
Write-downs	$ 1,123	$ 29	$ 0